Note 25 - Post-employment and other employee benefit commitments - Sensitivity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sensitivity Analysis Line Items
Other long term employee benefits	€ 67	€ 69	€ 68
Discount Rate [Member]
Sensitivity Analysis Line Items
Variation Of Reasonably Possible Increase In Actuarial Assumption	50	50
Increase	€ (352)	€ (367)
Decrease	€ 386	€ 401
Rate of salary increase [Member]
Sensitivity Analysis Line Items
Variation Of Reasonably Possible Increase In Actuarial Assumption	50	50
Increase	€ 5	€ 9
Decrease	€ (5)	€ (9)
Rate of pension increase [Member]
Sensitivity Analysis Line Items
Variation Of Reasonably Possible Increase In Actuarial Assumption	50	50
Increase	€ 23	€ 28
Decrease	€ (22)	€ (27)
Medical cost trend rate [Member]
Sensitivity Analysis Line Items
Variation Of Reasonably Possible Increase In Actuarial Assumption	100	100
Increase	€ 290	€ 263
Decrease	€ (225)	€ (204)
Change in obligation from each additional year of longevity [Member]
Sensitivity Analysis Line Items
Variation Of Reasonably Possible Increase In Actuarial Assumption	-	-
Increase	€ 155	€ 121
Decrease	€ 0	€ 0